Financial asset at fair value through profit or loss (Tables)	6 Months Ended
Dec. 31, 2023
Financial asset at fair value through profit or loss [Abstract]
Financial Asset at Fair Value through Profit or Loss
	31 Dec 2023	30 Jun 2023
	$'000	$'000

Current assets
Electricity financial asset	1,280	-

Reconciliation
Reconciliation of the fair values at the beginning and end of the current and previous financial period are set out below:

Opening fair value	-	-
Additions	1,538	-
Revaluation decrements (unrealized loss)	(258)	-

Closing fair value	1,280	-